Goodwill - Goodwill (Detail) (EUR €) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	May 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Beginning balance		€ 149,168	€ 146,044
Acquisition through business combinations	2,058,285	2,058,285	6,038
Effect of changes in exchange rates		(118,864)	(2,914)
Goodwill, Ending balance		€ 2,088,589	€ 149,168